Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
Property, plant and equipment, net, as of June 30, 2013 and December 31, 2012 were as follows (in thousands):

	Useful Life (in years)	June 30, 2013	December 31, 2012
Land	N/A	$3,568	$2,254
Construction in progress	N/A	4,070	5,053
Base gas	N/A	1,108	—
Buildings and improvements	4 to 40	3,536	1,432
Processing and treating plants	8 to 40	97,787	98,106
Pipelines	5 to 40	236,272	163,447
Compressors	4 to 20	9,485	8,957
Dock	20 to 40	7,942	—
Tanks, truck rack and piping	20 to 40	20,932	—
Equipment	8 to 20	5,821	4,785
Computer software	5	2,539	1,950
Total property, plant and equipment		393,060	285,984
Accumulated depreciation		(78,801)	(62,165)
Property, plant and equipment, net		$314,259	$223,819